Finance Receivables - Purchased Credit Impaired Finance Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Oct. 03, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables held for sale	$ 793	$ 202
Carrying amount, net of allowance	1,091	557
Outstanding balance	1,529	779
Allowance for purchased credit impaired finance receivable losses	$ 12	11
Corporate Joint Venture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ownership percentage	47.00%		47.00%
OM Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	$ 652	0
Outstanding balance	911	0
Allowance for purchased credit impaired finance receivable losses	0	0
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	350	452
Outstanding balance	482	628
Allowance for purchased credit impaired finance receivable losses	0	0
FA Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	89	105
Outstanding balance	136	151
Allowance for purchased credit impaired finance receivable losses	12	11
FA Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased credit impaired finance receivables held for sale, carrying amount	59	72
Purchased credit impaired finance receivables held for sale, outstanding balance	$ 89	$ 99